6. PROPERTY AND EQUIPMENT, NET (Details Narrative) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Property And Equipment Net Details Narrative
Aggregate cost of assets acquired under capital leases	$ 66,115	$ 66,115
Accumulated amortization associated with assets acquired under capital leases	$ 40,771	$ 27,548